Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000192548 | 92206C409 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000192548 | 69344A107 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000192548 | 464288646 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000192548 | SPY C635_20260921_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192548 | SPY C660_20270322_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000192548 | SPY C680_20270118_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192548 | SPY C740_20270618_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000192548 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192548 | SPY P670_20270618_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192548 | SPY P620_20270118_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192548 | SPY C715_20260921_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000192548 | SPY C745_20270322_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000192548 | SPY P740_20270618_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000192548 | SPY C775_20270118_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000192548 | SPY C855_20270618_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000192548 | SPY P680_20270118_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000192548 | SPY P660_20270322_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000192548 | SPY P635_20260921_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000192548 | Fixed Income - Other464288646
Holdings [Line Items]
Percent of Total Investments	83.50%
C000192548 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000192548 | Long OptionSPY C635_20260921_L_IB
Holdings [Line Items]
Percent of Total Investments	15.10%
C000192548 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192548 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000192548 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000192549 | 92206C409 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000192549 | 69344A107 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000192549 | 464288646 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000192549 | SPY C635_20260921_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192549 | SPY C660_20270322_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000192549 | SPY C680_20270118_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192549 | SPY C740_20270618_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000192549 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192549 | SPY P670_20270618_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192549 | SPY P620_20270118_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192549 | SPY C715_20260921_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000192549 | SPY C745_20270322_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000192549 | SPY P740_20270618_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000192549 | SPY C775_20270118_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000192549 | SPY C855_20270618_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000192549 | SPY P680_20270118_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000192549 | SPY P660_20270322_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000192549 | SPY P635_20260921_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000192549 | Fixed Income - Other464288646
Holdings [Line Items]
Percent of Total Investments	83.50%
C000192549 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000192549 | Long OptionSPY C635_20260921_L_IB
Holdings [Line Items]
Percent of Total Investments	15.10%
C000192549 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192549 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000192549 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000192550 | 92206C409 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000192550 | 69344A107 | PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000192550 | 464288646 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000192550 | SPY C635_20260921_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192550 | SPY C660_20270322_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000192550 | SPY C680_20270118_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192550 | SPY C740_20270618_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000192550 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192550 | SPY P670_20270618_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192550 | SPY P620_20270118_L_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192550 | SPY C715_20260921_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000192550 | SPY C745_20270322_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000192550 | SPY P740_20270618_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000192550 | SPY C775_20270118_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000192550 | SPY C855_20270618_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000192550 | SPY P680_20270118_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000192550 | SPY P660_20270322_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000192550 | SPY P635_20260921_S_IB | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000192550 | Fixed Income - Other464288646
Holdings [Line Items]
Percent of Total Investments	83.50%
C000192550 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.40%
C000192550 | Long OptionSPY C635_20260921_L_IB
Holdings [Line Items]
Percent of Total Investments	15.10%
C000192550 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192550 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000192550 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000111983 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111983 | 46090E103_Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000111983 | 67066G104_NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111983 | 037833100_Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111983 | 595112103_Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111983 | 594918104_Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111983 | 023135106_Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111983 | 007903107_Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111983 | 02079K305_Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111983 | 88160R101_Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111983 | 3EN6P7200_20260720_S_WED_S&P Emini 3rd Wk Jul26P 7200
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000111983 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.80%
C000111983 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111983 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111983 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	53.70%
C000111983 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	34.20%
C000111983 | Long Option3EN6C7700_20260720_L_WED
Holdings [Line Items]
Percent of Total Investments	0.30%
C000111983 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000111983 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111983 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111983 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111983 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111983 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111983 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111983 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111983 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000111983 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000111983 | Future Option_3EN6P7200_20260720_S_WED
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000111983 | Equity Index_ESU6 IND_20260921
Holdings [Line Items]
Percent of Net Asset Value	(38.70%)
C000111983 | Equity Index_UXV6 IND_20261022
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000111984 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111984 | 46090E103_Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000111984 | 67066G104_NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111984 | 037833100_Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111984 | 595112103_Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111984 | 594918104_Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111984 | 023135106_Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111984 | 007903107_Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111984 | 02079K305_Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111984 | 88160R101_Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111984 | 3EN6P7200_20260720_S_WED_S&P Emini 3rd Wk Jul26P 7200
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000111984 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.80%
C000111984 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111984 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111984 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	53.70%
C000111984 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	34.20%
C000111984 | Long Option3EN6C7700_20260720_L_WED
Holdings [Line Items]
Percent of Total Investments	0.30%
C000111984 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000111984 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111984 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111984 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111984 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111984 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111984 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111984 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111984 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000111984 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000111984 | Future Option_3EN6P7200_20260720_S_WED
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000111984 | Equity Index_ESU6 IND_20260921
Holdings [Line Items]
Percent of Net Asset Value	(38.70%)
C000111984 | Equity Index_UXV6 IND_20261022
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000142554 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000142554 | 46090E103_Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000142554 | 67066G104_NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142554 | 037833100_Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142554 | 595112103_Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142554 | 594918104_Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142554 | 023135106_Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142554 | 007903107_Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142554 | 02079K305_Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142554 | 88160R101_Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142554 | 3EN6P7200_20260720_S_WED_S&P Emini 3rd Wk Jul26P 7200
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000142554 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.80%
C000142554 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000142554 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142554 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	53.70%
C000142554 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	34.20%
C000142554 | Long Option3EN6C7700_20260720_L_WED
Holdings [Line Items]
Percent of Total Investments	0.30%
C000142554 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142554 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000142554 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142554 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142554 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142554 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142554 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142554 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142554 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000142554 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000142554 | Future Option_3EN6P7200_20260720_S_WED
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000142554 | Equity Index_ESU6 IND_20260921
Holdings [Line Items]
Percent of Net Asset Value	(38.70%)
C000142554 | Equity Index_UXV6 IND_20261022
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000143112 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000143112 | United States Treasury Bill, 3.86, 2027-02-18
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143112 | United States Treasury Bill, 3.78, 2026-10-01
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143112 | United States Treasury Bill, 3.27, 2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143112 | United States Treasury Bill, 3.89, 2027-03-18
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143112 | United States Treasury Bill, 3.57, 2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143112 | Ford Motor Company, 4.346, 2026-12-08
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143112 | United States Treasury Bill, 3.66, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143112 | Netflix, Inc., 5.875, 2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143112 | Cisco Systems, Inc., 4.85, 2029-02-26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143112 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.60%
C000143112 | Technology17275RBR2
Holdings [Line Items]
Percent of Total Investments	19.10%
C000143112 | Fixed Income - OtherG1952Q192
Holdings [Line Items]
Percent of Total Investments	26.50%
C000143112 | U.S. Treasury Obligations912797RF6
Holdings [Line Items]
Percent of Total Investments	45.80%
C000143112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143112 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143112 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000143112 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000143113 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000143113 | United States Treasury Bill, 3.86, 2027-02-18
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143113 | United States Treasury Bill, 3.78, 2026-10-01
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143113 | United States Treasury Bill, 3.27, 2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143113 | United States Treasury Bill, 3.89, 2027-03-18
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143113 | United States Treasury Bill, 3.57, 2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143113 | Ford Motor Company, 4.346, 2026-12-08
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143113 | United States Treasury Bill, 3.66, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143113 | Netflix, Inc., 5.875, 2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143113 | Cisco Systems, Inc., 4.85, 2029-02-26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143113 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.60%
C000143113 | Technology17275RBR2
Holdings [Line Items]
Percent of Total Investments	19.10%
C000143113 | Fixed Income - OtherG1952Q192
Holdings [Line Items]
Percent of Total Investments	26.50%
C000143113 | U.S. Treasury Obligations912797RF6
Holdings [Line Items]
Percent of Total Investments	45.80%
C000143113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143113 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143113 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143113 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000143113 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000143114 | Catalyst International Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000143114 | United States Treasury Bill, 3.86, 2027-02-18
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143114 | United States Treasury Bill, 3.78, 2026-10-01
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143114 | United States Treasury Bill, 3.27, 2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143114 | United States Treasury Bill, 3.89, 2027-03-18
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143114 | United States Treasury Bill, 3.57, 2026-08-06
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143114 | Ford Motor Company, 4.346, 2026-12-08
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143114 | United States Treasury Bill, 3.66, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143114 | Netflix, Inc., 5.875, 2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143114 | Cisco Systems, Inc., 4.85, 2029-02-26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143114 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.60%
C000143114 | Technology17275RBR2
Holdings [Line Items]
Percent of Total Investments	19.10%
C000143114 | Fixed Income - OtherG1952Q192
Holdings [Line Items]
Percent of Total Investments	26.50%
C000143114 | U.S. Treasury Obligations912797RF6
Holdings [Line Items]
Percent of Total Investments	45.80%
C000143114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143114 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000143114 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000246757 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000246757 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	43.70%
C000246757 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000246757 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000246757 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	56.30%
C000246758 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000246758 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	43.70%
C000246758 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000246758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000246758 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	56.30%
C000246756 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000246756 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	43.70%
C000246756 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000246756 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000246756 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	56.30%
C000220411 | United States Treasury Note, 1.5, 2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000220411 | United States Treasury Note, 2, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220411 | United States Treasury Note, 2.375, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220411 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220411 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220411 | United States Treasury Note, 2.25, 2027-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220411 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220411 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220411 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220411 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220411 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.50%
C000220411 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220411 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000220411 | Equities25434V302
Holdings [Line Items]
Percent of Total Investments	51.20%
C000220411 | U.S. Treasury Obligations9128282A7
Holdings [Line Items]
Percent of Total Investments	22.50%
C000220411 | U.S. Treasury Obligations912828U24
Holdings [Line Items]
Percent of Total Investments	17.80%
C000220411 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000163769 | United States Treasury Note, 1.5, 2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000163769 | United States Treasury Note, 2, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000163769 | United States Treasury Note, 2.375, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000163769 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163769 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163769 | United States Treasury Note, 2.25, 2027-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163769 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163769 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163769 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163769 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163769 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.50%
C000163769 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163769 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000163769 | Equities25434V302
Holdings [Line Items]
Percent of Total Investments	51.20%
C000163769 | U.S. Treasury Obligations9128282A7
Holdings [Line Items]
Percent of Total Investments	22.50%
C000163769 | U.S. Treasury Obligations912828U24
Holdings [Line Items]
Percent of Total Investments	17.80%
C000163769 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000163770 | United States Treasury Note, 1.5, 2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000163770 | United States Treasury Note, 2, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000163770 | United States Treasury Note, 2.375, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000163770 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163770 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163770 | United States Treasury Note, 2.25, 2027-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163770 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163770 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163770 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163770 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163770 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.50%
C000163770 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163770 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000163770 | Equities25434V302
Holdings [Line Items]
Percent of Total Investments	51.20%
C000163770 | U.S. Treasury Obligations9128282A7
Holdings [Line Items]
Percent of Total Investments	22.50%
C000163770 | U.S. Treasury Obligations912828U24
Holdings [Line Items]
Percent of Total Investments	17.80%
C000163770 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000163771 | United States Treasury Note, 1.5, 2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000163771 | United States Treasury Note, 2, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000163771 | United States Treasury Note, 2.375, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000163771 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000163771 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000163771 | United States Treasury Note, 2.25, 2027-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163771 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163771 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163771 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163771 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163771 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.50%
C000163771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163771 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000163771 | Equities25434V302
Holdings [Line Items]
Percent of Total Investments	51.20%
C000163771 | U.S. Treasury Obligations9128282A7
Holdings [Line Items]
Percent of Total Investments	22.50%
C000163771 | U.S. Treasury Obligations912828U24
Holdings [Line Items]
Percent of Total Investments	17.80%
C000163771 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000130114 | Mattel, Inc., 5.875, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130114 | Best Buy Company, Inc., 1.95, 2030-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130114 | Lowe's Companies, Inc., 1.7, 2030-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130114 | Ares Capital Corporation, 2.15, 2026-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130114 | Dick's Sporting Goods, Inc., 4, 2029-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130114 | Uber Technologies, Inc., 4.5, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130114 | Main Street Capital Corporation, 6.5, 2027-06-04
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130114 | Energy Transfer, L.P. Midstream Finance Corporation, 6, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130114 | Gartner, Inc., 4.5, 2028-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130114 | VeriSign, Inc., 4.75, 2027-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130114 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000130114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000130114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000130114 | Financials04010LBA0
Holdings [Line Items]
Percent of Total Investments	100.00%
C000130114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000130115 | Mattel, Inc., 5.875, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130115 | Best Buy Company, Inc., 1.95, 2030-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130115 | Lowe's Companies, Inc., 1.7, 2030-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130115 | Ares Capital Corporation, 2.15, 2026-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130115 | Dick's Sporting Goods, Inc., 4, 2029-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130115 | Uber Technologies, Inc., 4.5, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130115 | Main Street Capital Corporation, 6.5, 2027-06-04
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130115 | Energy Transfer, L.P. Midstream Finance Corporation, 6, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130115 | Gartner, Inc., 4.5, 2028-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130115 | VeriSign, Inc., 4.75, 2027-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130115 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000130115 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130115 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000130115 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000130115 | Financials04010LBA0
Holdings [Line Items]
Percent of Total Investments	100.00%
C000130115 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130115 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000130116 | Mattel, Inc., 5.875, 2027-12-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130116 | Best Buy Company, Inc., 1.95, 2030-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130116 | Lowe's Companies, Inc., 1.7, 2030-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130116 | Ares Capital Corporation, 2.15, 2026-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130116 | Dick's Sporting Goods, Inc., 4, 2029-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130116 | Uber Technologies, Inc., 4.5, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130116 | Main Street Capital Corporation, 6.5, 2027-06-04
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130116 | Energy Transfer, L.P. Midstream Finance Corporation, 6, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130116 | Gartner, Inc., 4.5, 2028-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130116 | VeriSign, Inc., 4.75, 2027-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130116 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000130116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000130116 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000130116 | Financials04010LBA0
Holdings [Line Items]
Percent of Total Investments	100.00%
C000130116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000250339 | United States Treasury Bill, 3.5, 2026-07-23
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000250339 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250339 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250339 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250339 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250339 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250339 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250339 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250339 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250339 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250339 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	36.80%
C000250339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250339 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250339 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250339 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000250339 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000250339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250339 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	18.20%
C000250339 | U.S. Treasury Obligations912797TP2
Holdings [Line Items]
Percent of Total Investments	45.00%
C000250339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250340 | United States Treasury Bill, 3.5, 2026-07-23
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000250340 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250340 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250340 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250340 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250340 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250340 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250340 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250340 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250340 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250340 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	36.80%
C000250340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250340 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250340 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000250340 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000250340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250340 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	18.20%
C000250340 | U.S. Treasury Obligations912797TP2
Holdings [Line Items]
Percent of Total Investments	45.00%
C000250340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250340 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250341 | United States Treasury Bill, 3.5, 2026-07-23
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000250341 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250341 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250341 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250341 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250341 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250341 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250341 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250341 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250341 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250341 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	36.80%
C000250341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250341 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250341 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250341 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000250341 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000250341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250341 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	18.20%
C000250341 | U.S. Treasury Obligations912797TP2
Holdings [Line Items]
Percent of Total Investments	45.00%
C000250341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%